Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

January 2, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Money Market Trust
(filing relates to Western Asset Liquid Reserves, Western Asset U.S. Treasury Reserves, Western Asset Government Reserves, Western Asset Tax Free Reserves, Western Asset California Tax Free Money Market Fund, Western Asset Connecticut Municipal Money Market Fund and Western Asset New York Tax Free Money Market Fund (the “Funds”))
(File Nos. 2-91556 and 811-4052)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Money Market Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses relating to the Funds that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 122 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on December 13, 2012 and became effective December 28, 2012.

In addition, we are hereby filing, pursuant to the requirements of Rule 497(c) under the 1933 Act, the Statement of Additional Information relating to the Funds. Pursuant to the requirements of Rule 497(g), the paragraph of Rule 497 under which this filing is made and the file numbers of the Trust’s Registration Statement are noted on the Statement of Additional Information.

Please call the undersigned at (617) 951-8381 with any comments or questions relating to the filing.

Sincerely,

/s/ Mari A. Wilson

Mari A. Wilson